Significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2018
Significant accounting policies
Schedule of useful lives of property, plant and equipment
Computer and peripherals	3 years
Furniture and fixtures	5 years
Office equipment	5 years
Vehicles	Term of loan/lease or useful life (5 - 7 years as applicable) whichever is shorter.

Schedule of useful lives of intangible assets

Agent / Supplier relationships	2.5 - 10 years
Non-compete agreements	3.5 - 6.5 years
Trademarks	10 - 20 years
Intellectual property rights	3 years
Computer software and websites	3 to 10 years or license period, whichever is shorter
Customer relationships	15 years